Offsets	Dec. 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Corp /ON/
Form or Filing Type	F-10
File Number	333-279601
Initial Filing Date	May 22, 2024
Fee Offset Claimed	$ 147,600.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000,000.00
Offset Note	The Prior Registration Statement registered an indeterminate number of securities in an aggregate principal amount of up to $3,500,000,000. The Prior Registration Statement was not fully used, resulting in US$1,000,000,000 as the unsold aggregate offering amount, representing approximately 28.6% of the $516,600 of registration fees on the Prior Registration Statement. Accordingly, approximately 28.6% of the unused registration fees from the Prior Registration Statement are being carried forward to this Registration Statement, resulting in a fee offset of $147,600.
Termination / Withdrawal Statement	BN, together with BFI, BFI II, BCF, the AUS Issuer, the UK Issuer and BFL II (such additional registrants, other than BN, the "Existing Co-Registrants" and together with BN, the "Existing Registrants") previously filed a registration statement on Form F-10 and Form F-3 (File Nos. 333-279601 and 333-279602) (the "Prior Registration Statement"), initially filed on May 22, 2024, amended on May 31, 2024 and declared effective on June 4, 2024. The Existing Registrants have terminated or completed any offerings that included unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Corp /ON/
Form or Filing Type	F-10
File Number	333-292304
Initial Filing Date	Dec. 19, 2025
Fee Offset Claimed	$ 404,800.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,000,000,000.00
Offset Note	This Registration Statement is a joint registration statement on Form F-10 and Form F-3. Given that the SEC requires two separate submissions for the F-10 and the F-3, all of the fees due under the joint registration statement are being paid by the F-10 submission. Accordingly, no additional filing fees are payable in connection with the F-3 submission.
Termination / Withdrawal Statement	See Note 1.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Corp /ON/
Form or Filing Type	F-10
File Number	333-279601
Filing Date	May 22, 2024
Fee Paid with Fee Offset Source	$ 147,600.00
Offset Note	See Note 2.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Corp /ON/
Form or Filing Type	F-10
File Number	333-292304
Filing Date	Dec. 19, 2025
Fee Paid with Fee Offset Source	$ 404,800.00
Offset Note	See Note 4.